Debt issues - Movement Reconciliation (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Movement reconciliation
Balance as at beginning of year	$ 144,868	$ 128,779
Issuances	70,974	73,309
Maturities, repayments, buy backs and reductions	(62,596)	(55,899)
Total cash movements	8,378	17,410
FX translation impact	3,458	6,118
Fair value adjustments	(135)	(566)
Fair value hedge accounting adjustments	(346)	(7,561)
Other	350	688
Total non-cash movements	3,327	(1,321)
Balance as at end of year	156,573	144,868
Parent Entity
Movement reconciliation
Balance as at beginning of year	122,339	108,210
Issuances	62,992	58,657
Maturities, repayments, buy backs and reductions	(52,671)	(44,222)
Total cash movements	10,321	14,435
FX translation impact	2,530	6,188
Fair value adjustments	(144)	(557)
Fair value hedge accounting adjustments	(348)	(6,583)
Other	259	646
Total non-cash movements	2,297	(306)
Balance as at end of year	$ 134,957	$ 122,339